Short-Term Bank Loan (Details) - Short-term bank credit [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Short-Term Bank Loan (Textual)
Short-term bank credit line	$ 10,000
Maturity date	Jun. 14, 2018
Annual interest rate	4.50%